Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid, including realized interest rate swap settlements	$ 38,700	$ 64,500	$ 82,900
Operating lease right-of-use assets (notes 1 and 9)	42,894	14,257
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 42,900	$ 16,400	800
Shuttle Tankers
Schedule Of Supplemental Cash Flow [Line Items]
Operating lease right-of-use assets (notes 1 and 9)			50,700
Lease liability			$ 50,700